CONCENTRATION OF CREDIT RISK	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

4. CONCENTRATION OF CREDIT RISK

The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash and cash equivalents with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

During the six months ended March 31, 2022, the Company generated 75% of total revenue from one customer (2021 - 100%). As at March 31, 2022, one customer represented $55,255 (40%) of the trade receivable balance (September 30, 2021 - $2,927 (26%)). It is in management’s opinion that the Company is not exposed to significant credit risk.

4. CONCENTRATION OF CREDIT RISK

The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash and cash equivalents with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

During the nine months ended June 30, 2022, the Company generated 54% of total revenue from one customer (2021 - 100%). As at June 30, 2022, one customer represented $107,738 (71%) of the trade receivable balance (September 30, 2021 - $2,927 (26%)). It is in management’s opinion that the Company is not exposed to significant credit risk.

4. CONCENTRATION OF CREDIT RISK

The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash and cash equivalents with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

During the year ended September 30, 2021, the Company generated 49% of total revenue from one customer (2020 - 45%). As at September 30, 2021, one customer represented $2,927 (26%) of the trade receivable balance (2020 - one customer represented $38,465 (95%)). It is in management’s opinion that the Company is not exposed to significant credit risk.